Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Provision (Benefit)
A reconciliation of the provision (benefit) for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Provision (benefit) at statutory rate on pretax income (loss)	$5,533	$(392)	$(3,017)
Tax-exempt income on loans and investments	(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options	—	—	(25)
Stock-based compensation	203	222	209
Merger related expenses	—	—	(358)
Civil money penalty	525	—	—
Other	43	40	101
Total	$4,914	$(1,444)	$(4,536)

Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current expense	$4,796	$67	$236
Deferred expense (benefit)	118	(1,511)	(4,772)
Total	$4,914	$(1,444)	$(4,536)

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset were as follows:

	December 31,
(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,596	$7,351
Other-than-temporary losses	—	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	—	703
Income from LLC subsidiary	—	254
Other	447	486
Total deferred tax assets	11,742	12,722
Deferred tax liabilities:
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$3,025	$4,908